Income Tax (Details Narrative) (10-K) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income tax description	On December 22, 2018, the "Tax Cuts and Jobs Act" (TCJA) was signed into law which significantly reformed the Internal Revenue Code of 1986, as amended. The TCJA reduces the corporate tax rate to 21 percent beginning January 1, 2018. Note the TCJA changed Net operating loss deductions to indefinite carryforward but limits the use to 80% of future years net income.
Federal tax rate	21.00%	21.00%
Deferred tax liability	$ 2,922,500	$ 463,000